UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Silverback Asset Management, LLC

Address:   1414 Raleigh Road
           Suite 250
           Chapel Hill, North Carolina  27517


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Elliot Bossen
Title:  Managing Member
Phone:  919-969-9300


Signature, Place and Date of Signing:


 /s/ Elliot Bossen     Chapel Hill, North Carolina       February 17, 2004
 ------------------    -----------------------------     -----------------
     [Signature]          [City, State]                         [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  62

Form 13F Information Table Value Total: $715,684
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         NONE

                           Silverback Asset Management
                           Form 13F Information Table







              COLUMN 1          COLUMN 2       COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8
                                                         Value       SHS OR     SH/  PUT/ Investment  Other       Voting Authority
Name of Issuer               Title of Class    CUSIP    (x$1000)     PRN AMT    PRIN CALL Discretion  Managers   Sole  Shared  None

ADVANCED MICRO DEVICES INC    DBCV 4.750%2/0   007903AE7  11,792  11,500,000    PRN       SOLE        NONE  11,500,000
ALEXION PHARMACEUTICALS INC   NOTE 5.750% 3/1  015351AB5   4,608   5,000,000    PRN       SOLE        NONE   5,000,000
ALPHARMA INC                  NOTE 3.000% 6/0  020813AD3  11,913  10,000,000    PRN       SOLE        NONE  10,000,000
AMGEN INC                     COM              031162100   1,483      24,000    SH        SOLE        NONE      24,000
AMYLIIN PHARMACEUTICALS INC   COM              032346108     815      36,693    SH        SOLE        NONE      36,693
ANADIGICS INC                 NOTE 5.000%11/1  032515AB4     980   1,000,000    PRN       SOLE        NONE   1,000,000
ARROW ELECTRS INC             DBCV 2/2         042735AY6  28,826  55,000,000    PRN       SOLE        NONE  55,000,000
CARNIVAL CORP                 DBCV 2.000% 4/2  143658AN2  23,514  20,000,000    PRN       SOLE        NONE  20,000,000
CENDANT CORP                  DBCV 3/875% 11/2 151313AN3   9,741   9,000,000    PRN       SOLE        NONE   9,000,000
CEPHALON INC                  NOTE 2.500% 12/1 156708AE9   9,078   9,500,000    PRN       SOLE        NONE   9,500,000
CHARMING SHOPPES INC          NOTE 4.750% 6/0  161133AC7     963   1,000,000    PRN       SOLE        NONE   1,000,000
CITIZENS UTIL TR              PFD EPPICS CV    177351202   3,188      62,500     SH       SOLE        NONE      62,500
COMCAST HOLDINGS CORP         ZONES CV2%PCS    200300507  63,480   1,840,000     SH       SOLE        NONE   1,840,000
COMPUTER ASSOC  INTL INC      NOTE 1/625% 12/1 204912AQ2  23,055  15,000,000    PRN       SOLE        NONE  15,000,000
CSX CORP                      DBCV 10/3        126408GA5  25,527  30,000,000    PRN       SOLE        NONE  30,000,000
DOCUMENTUM INC                NOTE 4.500% 4/0  256159AB0  10,761   8,938,000    PRN       SOLE        NONE   8,938,000
EGL INC                       NOTE 5.000% 12/1 268484AB8   2,344   2,000,000    PRN       SOLE        NONE   2,000,000
FAIRCHILD SEMICONDUCTOR CORP  NOTE 5.000% 11/0 303727AJ0  22,126  20,000,000    PRN       SOLE        NONE  20,000,000
FRANKLIN RES INC              NOTE 5/1         354613AC5   9,324  15,000,000    PRN       SOLE        NONE  15,000,000
GENERAL MTRS CORP             DEB SR CONV B    370442733   4,031     150,000     SH       SOLE        NONE     150,000
GENERAL MTRS CORP             DEB SR CV C 33   370442717  32,270   1,000,000     SH       SOLE        NONE   1,000,000
GTECH HLDGS CORP              DBCV 1.750% 12/1 400518AB2  23,048  12,500,000    PRN       SOLE        NONE  12,500,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1  410768AE5   7,802   7,000,000    PRN       SOLE        NONE   7,000,000
HARRIS CORP DEL               COM              413875105     349       9,200     SH       SOLE        NONE       9,200
HCC INS HLDGS INC             NOTE 1.300% 4/0  404132AB8  13,291  12,500,000    PRN       SOLE        NONE  12,500,000
INTL PAPER CO                 DBCV 6/2         460146BM4  13,779  25,098,000    PRN       SOLE        NONE  25,098,000
ISIS PHARMACEUTICALS INC DEL  NOTE 5.500% 5/0  464337AC8   7,669   9,143,000    PRN       SOLE        NONE   9,143,000
JDS UNIPHASE CORP             COM              46612J101     147      40,425     SH       SOLE        NONE      40,425
KERR MCGEE CORP               SDCV 5.250% 2/1  492386AP2  16,902  16,000,000    PRN       SOLE        NONE  16,000,000
LEAR CORP                     NOTE 2/2         521865AG0   8,713  16,575,000    PRN       SOLE        NONE  16,575,000
LEGG MASON INC                NOTE 6/0         524901AG0  28,611  45,000,000    PRN       SOLE        NONE  45,000,000
LEHMAN BROS HLDGS INC         FRNT 4/0         524908EC0  10,102  10,000,000    PRN       SOLE        NONE  10,000,000
LIBERTY MEDIA CORP NEW        DEB 0.750% 3/3   530718AF2  41,335  35,000,000    PRN       SOLE        NONE  35,000,000
LOWES COS INC                 NOTE 0.861% 10/1 548661CG0   2,658   2,500,000    PRN       SOLE        NONE   2,500,000
MASCO CORP                    NOTE 7/2         574599AW6  24,536  55,000,000    PRN       SOLE        NONE  55,000,000
MAXTOR CORP                   NOTE 6.800% 4/3  577729AC0   5,714   4,000,000    PRN       SOLE        NONE   4,000,000
MCDATA CORP                   NOTE 2.25% 2/1   580031AD4   1,736   1,500,000    PRN       SOLE        NONE   1,500,000
MEDTRONIC INC                 DBCV 1.250% 9/1  585055AB2  38,494  37,500,000    PRN       SOLE        NONE  37,500,000
MERRILL LYNCH & CO INC        FRNT 3/1         590188A73  17,304  16,688,000    PRN       SOLE        NONE  46,688,000
MERRILL LYNCH & CO INC        COM              590188108     880      15,000     SH       SOLE        NONE      15,000
MERRILL LYNCH & CO INC        COM              590188108     141       2,400     SH  PUT  SOLE        NONE       2,400
MILLENNIUM PHARMACEUTICALS I  NOTE 5.500% 1/1  599902AB9   2,015   2,000,000    PRN       SOLE        NONE   2,000,000
NETWORKS ASSOCS INC           NOTE 5.25.% 8/1  64123LAB7   2,183   2,000,000    PRN       SOLE        NONE   2,000,000
NEWS AMER INC                 NOTE 2/2         652482AZ3  35,986  63,245,000    PRN       SOLE        NONE 113,245,000
NEXTEL COMMUNICATIONS INC     NOTE 5.250% 1/1  65332VAY9  13,270  13,000,000    PRN       SOLE        NONE  13,000,000
PENNEY J C INC                NOTE 5.000% 10/1 708160BV7   1,103   1,000,000    PRN       SOLE        NONE   1,000,000
RADIAN GROUP INC              DBCV 2.250% 1/0  750236AF8   7,406   7,000,000    PRN       SOLE        NONE   7,000,000
SBC COMMUNICATIONS INC        COM              78387G103   1,434      55,000     SH       SOLE        NONE      55,000
SCHOOL SPECIALTY INC          NOTE 6.000% 8/0  807863AC9   3,537   3,036,000    PRN       SOLE        NONE   3,036,000
SKYWORKS SOLUTIONS INC        NOTE 4.750% 11/1 83088MAB8   3,109   2,500,000    PRN       SOLE        NONE   2,500,000
SUPERVALU INC                 NOTE 11/0        868536AP8   6,664  20,000,000    PRN       SOLE        NONE  20,000,000
TECH DATA CORP                SDCV 2.000% 12/1 878237AC0  18,564  18,400,000    PRN       SOLE        NONE  18,400,000
TELEFONOS DE MEXICO S A       DBCV 4.250% 6/1  879403AD5   5,715   5,000,000    PRN       SOLE        NONE   5,000,000
TJX COS INC NEW               NOTE 2/1         872540AL3  23,549  28,058,000    PRN       SOLE        NONE  28,058,000
TRANSWITCH CORP               NOTE 5.450% 9/3  894065AC5     552     559,000    PRN       SOLE        NONE     559,000
TRIQUINT SEMICONDUCTOR INC    NOTE 4.000% 3/0  89674KAB9   1,758   1,825,000    PRN       SOLE        NONE   1,825,000
TXU CORP                      COM              873168108   1,316      55,500     SH       SOLE        NONE      55,500
UNITED STATES CELLULAR CORP   NOTE 6/1         911684AA6   7,750  15,500,000    PRN       SOLE        NONE  15,500,000
VERTEX PHARMACEUTICALS INC    NOTE 5.000% 9/1  92532FAD2   2,915   3,250,000    PRN       SOLE        NONE   3,250,000
VIROPHARMA INC                NOTE 6.000% 3/0  928241AC2   2,371   3,500,000    PRN       SOLE        NONE   3,500,000
WEATHERFORD INTL INC          DBCV 6/3         947074AB6   5,283   8,500,000    PRN       SOLE        NONE   8,500,000
XL CAP LTD                    NOTE 9/0         98372PAD0   6,174  10,000,000    PRN       SOLE        NONE  10,000,000
                                                Total:   715,684








04098.0001 #463928